Supplement to the
Fidelity® Value Fund
December 30, 2009
Prospectus

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Richard Fentin (lead co-manager) has managed the fund since March 1996.

Matthew Friedman (lead co-manager) has managed the fund since May 2010.

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Richard Fentin is lead co-manager of the fund, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant, and portfolio manager.

Matthew Friedman is lead co-manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

Effective June 7, 2010, the following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Shadman Riaz (co-manager), Steve Barwikowski (co-manager), John Mirshekari (co-manager), Laurie Bertner (co-manager), and Justin Bennett (co-manager) have managed the fund since June 2010.

Effective June 7, 2010, the following information supplements the biographical information found in the "Fund Management" section on page 23.

Shadman Riaz is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has served as a research analyst and portfolio manager.

Stephen Barwikowski is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research associate, research analyst, and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research associate, research analyst, and portfolio manager.

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Laurie Bertner is co-manager of the fund, which she has managed since June 2010. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2008 as a research analyst, Ms. Bertner served as a vice president for T. Rowe Price Group, which she joined in 2000.

Justin Bennett is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity Funds. Since joining Fidelity Investments in 2005, Mr. Bennett has served as a research analyst and portfolio manager.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of the fund. All information with respect to Richard Fentin is no longer applicable.

Supplement to the

Capital Appreciation (FDCAX), Disciplined Equity (FDEQX), Fidelity® Focused Stock Fund (FTQGX), Small Cap Independence (FDSCX), Stock Selector (FDSSX), and Value (FDVLX).

Capital Appreciation is a Class of shares of Fidelity Capital Appreciation Fund; Disciplined Equity is a Class of shares of Fidelity Disciplined Equity Fund; Small Cap Independence is a Class of shares of Fidelity Small Cap Independence Fund; Stock Selector is a Class of shares of Fidelity Stock Selector, and Value is a Class of shares of Fidelity Value Fund

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective May 1, 2010, Richard Fentin and Matthew Friedman serve as lead co-managers of Fidelity Value Fund. Mr. Friedman will receive compensation for his services. Information with respect to Mr. Friedman's compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective June 7, 2010, Shadman Riaz, Steve Barwikowski, John Mirshekari, Laurie Bertner, and Justin Bennett are co-managers of Fidelity Value Fund and will receive compensation for their services. Information with respect to their compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of Fidelity Value Fund. All information with respect to Richard Fentin is no longer applicable.

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Supplement to the
Fidelity® Value Fund
Class K
December 30, 2009
Prospectus

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Richard Fentin (lead co-manager) has managed the fund since March 1996.

Matthew Friedman (lead co-manager) has managed the fund since May 2010.

The following information replaces the biographical information found in the "Fund Management" section on page 19.

Richard Fentin is lead co-manager of the fund, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant, and portfolio manager.

Matthew Friedman is lead co-manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

Effective June 7, 2010, the following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Shadman Riaz (co-manager), Steve Barwikowski (co-manager), John Mirshekari (co-manager), Laurie Bertner (co-manager), and Justin Bennett (co-manager) have managed the fund since June 2010.

Effective June 7, 2010, the following information supplements the biographical information found in the "Fund Management" section on page 19.

Shadman Riaz is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has served as a research analyst and portfolio manager.

Stephen Barwikowski is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research associate, research analyst, and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research associate, research analyst, and portfolio manager.

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Laurie Bertner is co-manager of the fund, which she has managed since June 2010. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2008 as a research analyst, Ms. Bertner served as a vice president for T. Rowe Price Group, which she joined in 2000.

Justin Bennett is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity Funds. Since joining Fidelity Investments in 2005, Mr. Bennett has served as a research analyst and portfolio manager.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of the fund. All information with respect to Richard Fentin is no longer applicable.

Supplement to the

Fidelity® Capital Appreciation Fund Class K (FCAKX), Fidelity Disciplined Equity Fund Class K (FDEKX), Fidelity Stock Selector Class K (FSSKX), and Fidelity Value Fund Class K (FVLKX)

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective May 1, 2010, Richard Fentin and Matthew Friedman serve as lead co-managers of Fidelity Value Fund. Mr. Friedman will receive compensation for his services. Information with respect to Mr. Friedman's compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective June 7, 2010, Shadman Riaz, Steve Barwikowski, John Mirshekari, Laurie Bertner, and Justin Bennett are co-managers of Fidelity Value Fund and will receive compensation for their services. Information with respect to their compensation, holdings, and accounts managed will be provided in a supplement to this SAI once available.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of Fidelity Value Fund. All information with respect to Richard Fentin is no longer applicable.

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